Investment Risks - Vericimetry U.S. Small Cap Value Fund	Jan. 28, 2026
Common Stock Risk
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Common Stock Risk: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

ETF Investment Risk
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ETF Investment Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in the stocks held by the ETFs.

Financial Services Industry Risk
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Financial Services Industry Risk: Because the Fund may invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund.

Management Risk
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Risk [Text Block]	Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.
Market and Geopolitical Risk
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Options Risk
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Options Risk: An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires.

Small & Microcap Company Risk
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Small & Microcap Company Risk: Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Microcap company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Value Investment Risk
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Risk [Text Block]	Value Investment Risk: Value securities may underperform the market or become out of favor with investors, and the Fund could lose money if the Adviser’s assessment of a company’s value is incorrect.
Risk Lose Money [Member]
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Risk [Text Block]	The value of an investment in the Fund will fluctuate daily, which means a shareholder could lose money.